Stockholders’ Equity	12 Months Ended
Dec. 31, 2022
Stockholders’ Equity [Abstract]
Stockholders’ equity
22.	Stockholders’ equity

Stockholders’ equity as of December 31, 2022, December 31, 2021 and January 3, 2021 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2022	As of December 31, 2021	As of January 3, 2021
Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	36,574,968
	37,316,546	37,316,546	36,584,968

The capital stock is represented by fully subscribed and paid common shares with no par value, with the exception of fixed capital, for which the par value per share is Ps.10. The variable capital stock is unlimited. As of December 31, 2022, December 31, 2021 and January 3, 2021 the Group had 356,029, 283,403 and 1,015,072 treasury shares.

2022

In 2022, during the months of February to March, the Group repurchased 72,626 shares equivalent to Ps.25,321 according to the program approved on September 10, 2021 by the Board of Directors, where up to US$50,000 may be repurchased, until December 31, 2022.

2021

During the Ordinary Shareholders’ Meeting held on February 18, 2021, a reclassification of Ps.876,518 from share premium account to retained earnings was approved.

On June 21, 2021, the Group issued 731,669 treasury shares in favor to Campalier, related to the long term incentive plan based on shares with the Executive Chairman of the Board, agreed between Shareholders on August 15, 2019 and modified on June 30, 2020.

2020

On March 10, 2020, DD3 was merged into Betterware. Due to the merger, which resulted in Betterware increased its variable capital by issuing shares to the previous shareholders of DD3 by Ps.181,865, less issuance costs of Ps.16,736. On the same date, a liability of Ps.55,810 for the fair value of the assumed warrants obligation was recognized.

On October 2, 2020, the Ordinary Shareholders’ Meeting approved an increase in Betterware’s variable capital by an amount of Ps.89,235, due to the cash exercise of 352,256 warrants, equivalent to 352,256 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in Betterware’s variable capital by an amount of Ps.27,183, due to the cash exercise of 109,874 warrants, equivalent to 109,874 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in Betterware’s share premium by an amount of Ps.860,571, due to the cashless exercise of 3,520,489 warrants as of such date and as part of the redemption (see note 1.m), equivalent to 1,301,293 shares.

On December 14, 2020, the Ordinary Shareholders’ Meeting approved the merger of Promotora Forteza (a commonly controlled entity) into Betterware. As part of the merger stockholders’ equity increased Ps.4,724.

As of January 3, 2021, and as a result of the exercise of the purchase option of units by its holders (see note 19.2) and the share-based payments granted to certain directors and executives (see note 23), the total capital increase in share premium amounted Ps.909,428.

Dividends

2022

On February 11, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 3, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On April 29, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on June 22, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On August 19, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, of which the amount of Ps.199,610 was paid in cash on September 8, 2022. Part of this amount (Ps.105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

On October 28, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.50,000, which were paid in cash on December 28, 2022 Part of this amount (Ps.26,259) was paid to Campalier based on its shareholding. The dividend per share was Ps.1.34.

2021

On February 18, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 4, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On May 12, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on May 20, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On August 13, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on August 19, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On October 29, 2021, the General Shareholders’ Meeting approved a payment of dividends in the amount of Ps.350,000, which were paid in cash on November 4, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

2020

On January 10, 2020, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.70,000, which were paid in cash on January 10, 2020. Part of this amount (Ps.42,739) was paid to Campalier based on its shareholding. The dividend per share was Ps.2.32.

On May 8, 2020, the General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps.100,000, which were paid in cash on May 28, 2020. Part of this amount (Ps.53,522) was paid to Campalier based on its shareholding. The dividend per share was Ps.2.90.

On August 17, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in fiscal year 2020 in the amount of Ps.330,000, which were paid in cash on August 20, 2020. Part of this amount (Ps.176,621) was paid to Campalier based on their shareholding. The dividend per share was Ps.9.27.

On November 9, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps.330,000, which were paid in cash on November 19, 2020. Part of this amount (Ps.168,136) was paid to Campalier based on their shareholding. The dividend per share was Ps.9.11.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2022, December 31, 2021 and January 3, 2021, the legal reserve, in pesos, was Ps.10,679 and it is included in retained earnings.